Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 828,185	$ 226,985	$ 2,066,793
Investment in debt securities			2,120,082
Accounts receivable – net	1,554,534	1,192,340	766,692
Inventory	102,685	134,057	151,248
Prepaids and other	192,474	220,909	329,351
Total Current Assets	2,695,028	1,774,291	5,434,166
Vehicle – net	2,524,868	3,310,187	4,589,159
Deposits	49,063	49,063	52,737
Total Assets	5,621,003	5,717,332	10,597,844
Current Liabilities
Line of credit			1,000,000
Total Current Liabilities	1,392,103	6,984,960	3,298,009
Long Term Liabilities
Notes payable- net	512,618	353,490	1,198,380
Total Long Term Liabilities	670,535	638,578	1,514,388
Total Liabilities	2,062,638	7,623,538	4,812,397
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Preferred stock, value
Common stock, value	621	181	135
Common stock issuable		10
Additional paid-in capital	62,298,941	43,410,653	40,675,063
Accumulated (deficit) earnings	(58,741,247)	(45,317,050)	(34,845,161)
Accumulated other comprehensive loss			(44,590)
Total Stockholders’ Equity (Deficit)	3,558,365	(1,906,206)	5,785,447
Total Liabilities and Stockholders’ Equity (Deficit)	5,621,003	5,717,332	10,597,844
Next NRG Holding Corp [Member]
Current Assets
Cash and cash equivalents	83,373	544,276	1,457
Escrow deposit		250,000
Note receivable, related party, net of allowance		2,582,675	72,191
Project Deposit	50,000
Total Current Assets	14,252,271	3,376,951	73,648
Vehicle – net	69,054	78,742
Intangible assets - net	5,164,999
Total Assets	19,486,324	3,455,693	73,648
Current Liabilities
Accounts payable and accrued expenses		72,441	3,916
Total Current Liabilities	17,575,028	3,942,091	38,566
Long Term Liabilities
Total Liabilities	17,575,028	3,942,091	38,566
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Common stock, value		100	100
Additional paid-in capital		77,521	2,962
Accumulated (deficit) earnings	500,744	(564,019)	32,020
Total Stockholders’ Equity (Deficit)	1,911,296	(486,398)	35,082
Total Liabilities and Stockholders’ Equity (Deficit)	19,486,324	3,455,693	73,648
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value	36
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value	14
Series X Preferred Stock [Member] | Next NRG Holding Corp [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value
Common Class A [Member] | Next NRG Holding Corp [Member]
Stockholders’ Equity (Deficit)
Common stock, value	150	150
Additional paid-in capital	1,410,302	77,371
Common Class B [Member] | Next NRG Holding Corp [Member]
Stockholders’ Equity (Deficit)
Common stock, value	100	100
Related Party [Member]
Current Assets
Due from related party	17,150
Operating lease - right-of-use asset	230,606	286,397
Current Liabilities
Accounts payable and accrued expenses		72,428
Notes payable – related party		4,802,115
Operating lease liability	76,742	72,034
Dividends payable (common stock) - related parties	84,834
Long Term Liabilities
Operating lease liability	157,917	215,960
Related Party [Member] | Next NRG Holding Corp [Member]
Current Assets
Note receivable, related party, net of allowance	15,407	2,582,675	72,191
Marketable securities - related party	12,703,491
Non Marketable securities - related party	1,400,000
Current Liabilities
Accounts payable and accrued expenses	1,000,422
Advances payable - related party
Notes payable – related party	10,648,000	3,869,650	34,650
Nonrelated Party [Member]
Current Assets
Operating lease - right-of-use asset	121,438	297,394	521,782
Current Liabilities
Accounts payable and accrued expenses	881,827	845,275	1,256,479
Notes payable – related party	212,716	946,228	811,516
Operating lease liability	135,984	246,880	230,014
Long Term Liabilities
Operating lease liability		69,128	$ 316,008
Nonrelated Party [Member] | Next NRG Holding Corp [Member]
Current Liabilities
Accounts payable and accrued expenses	197,164	72,441
Notes payable – related party	$ 5,729,442